Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Summary of significant accounting policies
Schedule of fair values of the identifiable assets and liabilities

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,384
Total fair value of consideration	67,209

Schedule of net cash flow in acquisition

Fair value recognized on
acquisition, January 31, 2022,
Lightmap Ltd
Assets
Property and equipment	68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,043
Trade and other receivables	2,375
Cash and cash equivalents	1,555
Prepaid tax	383
25,318
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,185)
Provisions for non-income tax risks	(1,381)
Tax liability	(1,721)
(5,517)
Total identifiable net assets at fair value	19,801
Goodwill arising on acquisition	47,408
NCI	—
Purchase consideration transferred	67,209

Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	1,555
Consideration to be paid	(55,667)
Cash payable after reporting period	4,090
Net cash flow in acquisition	(50,022)

Schedule of reconciliation of carrying amount of goodwill

Cost
Balance at January 1, 2022	1,501
Acquisition through business combination	47,408
Translation reserve	(9)
Balance at June 30, 2022	48,900